DERIVATIVE LIABILITIES - Schedule of changes in the carrying value of derivative warrant liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Disclosure of financial liabilities [line items]
Warrants outstanding, beginning of period (in shares)		4,235,913
Warrants outstanding, end of period (in shares)	4,235,913	4,235,913
Liabilities at beginning of period		$ 69,049
Liabilities at end of period	$ 69,049	26,832
Derivative liability, warrants
Disclosure of financial liabilities [line items]
Liabilities at beginning of period		4,138
Revaluation of Warrants	(30,881)	(4,138)
Liabilities at end of period	$ 4,138	$ 0